LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.80%
Equity Funds–68.01%
iShares Core S&P 500 ETF	371,709	$159,622,996
iShares Core S&P Mid-Cap ETF	154,446	38,511,110
iShares Edge MSCI Min Vol USA ETF	1,883,075	136,296,968
iShares Russell 2000 ETF	270,239	47,762,041
		382,193,115
Fixed Income Funds–28.94%
iShares Broad USD Investment Grade Corporate Bond ETF	569,041	27,353,801
iShares Core U.S. Aggregate Bond ETF	861,882	81,051,383
iShares Core U.S. Treasury Bond ETF	1,233,253	27,180,896
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
Fixed Income Funds (continued)
iShares MBS ETF	304,202	$27,013,138
		162,599,218
Money Market Fund–2.85%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.30%)	16,002,491	16,002,491
		16,002,491
Total Investment Companies (Cost $444,158,161)		560,794,824

TOTAL INVESTMENTS–99.80% (Cost $444,158,161)	560,794,824
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.20%	1,151,813
NET ASSETS APPLICABLE TO 48,364,657 SHARES OUTSTANDING–100.00%	$561,946,637

The following futures contracts were outstanding at September 30, 2023:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
25	E-mini Russell 2000 Index	$2,248,250	$2,340,201	12/15/23	$—	$(91,951)
56	E-mini S&P 500 Index	12,111,400	12,631,130	12/15/23	—	(519,730)
13	E-mini S&P MidCap 400 Index	3,276,520	3,381,970	12/15/23	—	(105,450)
Total Futures Contracts					$—	$(717,131)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
See accompanying notes.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in iShares Exchange-Traded Funds (“Underlying ETFs”) or financial instruments that provide exposure to such underlying ETFs (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment Companies	$560,794,824	$—	$—	$560,794,824
Derivatives:
Liabilities:
Futures Contracts	$(717,131)	$—	$—	$(717,131)
There were no Level 3 investments at the beginning or end of the period.
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund–2